Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares			$ 0.001
Ordinary stock, shares authorized	1,000,000,000	192,499,052
Ordinary stock, shares issued		18,782,620
Ordinary stock, shares outstanding		18,782,620
Common Class A
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001
Ordinary stock, shares authorized	941,472,561
Ordinary stock, shares issued	100,854,060
Ordinary stock, shares outstanding	92,416,377
Common Class B
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001
Ordinary stock, shares authorized	47,240,103
Ordinary stock, shares issued	47,240,103
Ordinary stock, shares outstanding	47,240,103
Common Class C
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001
Ordinary stock, shares authorized	11,287,336
Ordinary stock, shares issued	11,287,336
Ordinary stock, shares outstanding	11,287,336
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Temporary equity, redemption value | ¥		¥ 10,886,220
Ordinary stock, par value | $ / shares			$ 0.001
Ordinary stock, shares authorized		192,499,052
Ordinary stock, shares issued		18,782,620
Ordinary stock, shares outstanding		18,782,620
Parent Company | Common Class A
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001
Ordinary stock, shares authorized	941,472,561
Ordinary stock, shares issued	100,854,060
Ordinary stock, shares outstanding	92,416,377
Parent Company | Common Class B
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001
Ordinary stock, shares authorized	47,240,103
Ordinary stock, shares issued	47,240,103
Ordinary stock, shares outstanding	47,240,103
Parent Company | Common Class C
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001
Ordinary stock, shares authorized	11,287,336
Ordinary stock, shares issued	11,287,336
Ordinary stock, shares outstanding	11,287,336